Provisions for Sundry Creditors (Detail) - MXN ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure of other provisions [abstract]
Provision for plugging of wells (Note 12)	$ 126,693,166	$ 126,608,358
Provision for trials in process (Note 19)	14,005,812	13,424,603
Provision for environmental costs	16,988,900	12,783,721
Total	$ 157,687,878	$ 152,816,682